Consolidated Interim Statements of Income (Loss) and Comprehensive Income (Loss) - CAD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Profit or loss [abstract]
Revenue	$ 101,619		$ 202,058		$ 816,533		$ 873,740		$ 1,076,861		$ 1,123,072		$ 1,217,459
Cost of revenue	(193,396)		(129,973)		(731,052)		(418,473)		(678,305)		(506,500)		(594,321)
Gross profit (loss)	(91,777)		72,085		85,481		455,267		398,556		616,572		623,138
Consulting and marketing	330,671		122		453,255		1,791		1,387,628		8,190		20,309
Research and development	581,727				1,612,881				836,833
Depreciation and amortization	648		3,086		3,522		9,220		93,354		30,702		51,988
General and admin expenses	391,826		369,697		1,418,497		940,445		1,254,089		947,300		334,036
Share-based compensation	115,959		77,148		3,732,833		95,464		343,252		153,909		550,517
Professional fees	318,239		1,037,833		1,355,091		2,514,024		1,739,430		1,220,746		278,012
Total operating expense	1,739,070		1,487,886		8,576,079		3,560,944		(5,654,586)		(2,360,847)		(1,234,862)
Loss before other income (expense)	(1,830,847)		(1,415,801)		(8,490,598)		(3,105,677)		(5,256,030)		(1,744,275)		(611,724)
Other income (expense)
Change in fair value of derivative warrants liabilities	2,113,160				(21,887,227)
Finance income (expenses), net	(5,631)		(3,154)		78,166		(15,415)		314		(14,451)		(13,514)
Foreign exchange gain (loss)	(94,285)		31,454		(32,366)		(124,560)		(76,469)		100,322		123,002
Gain from warrants revaluation									7,704
Covid-19 grant													53,301
Listing expense													(4,394,390)
Impairments	(5,601,167)				(5,601,167)				(13,142,481)
Other operating income (expense)	(3,587,923)		28,300		(27,442,594)		(139,975)		(13,210,932)		85,871		(4,231,601)
Loss before tax	(5,418,770)		(1,387,501)		(35,933,192)		(3,245,652)		(18,466,962)		(1,658,404)		(4,843,325)
Tax recovery (expense)	300		(52,284)		(25,220)		(81,890)		(28,159)		(6,280)		(35,413)
Loss for the period	(5,418,470)		(1,439,785)		(35,958,412)		(3,327,542)		(18,495,121)	[1]	(1,664,684)	[1]	(4,878,738)	[1]
Items that may be reclassified to profit or loss
Exchange differences on translation of foreign operations	1,532		(5,668)		3,671		(42,760)		(22,992)		(11,709)		14,473
Remeasurement of a defined benefit plan, net	121		885		365		2,741		485		3,835		6,223
Other comprehensive income (loss) for the period	1,653		(4,783)		4,036		(40,019)		(22,507)		(7,874)		20,696
Total comprehensive loss	$ (5,416,817)		$ (1,444,568)		$ (35,954,376)		$ (3,367,561)		$ (18,517,628)		$ (1,672,558)		$ (4,858,043)
Loss per share - basic	$ (8.31)	[2]	$ (118.37)	[2]	$ (88.58)	[2]	$ (280.17)	[2]	$ (91.20)	[3]	$ (9.88)	[3]	$ (41.42)	[3]
Loss per share - diluted	$ (8.31)	[2]	$ (118.37)	[2]	$ (88.58)	[2]	$ (280.17)	[2]	$ (91.20)	[3]	$ (9.88)	[3]	$ (41.42)	[3]
Weighted average shares outstanding - basic	651,841		12,163		405,891		11,877		204,054		167,716		117,540
Weighted average shares outstanding - diluted	651,841		12,163		405,891		11,877		204,054		167,716		117,540

[1]	Adjusted to reflect one (1) for one hundred ninety (190) reverse stock split in March 2024 (see Note 1)
[2]	Adjusted to reflect one (1) for one hundred ninety (190) reverse stock split in March 2024 and a one (1) for seventeen (17) reverse stock split in August 2024 (see Note 1)
[3]	Adjusted to reflect one (1) for one hundred ninety (190) reverse stock split in March 2024 (see Note 1)